Related party transactions (Details) - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Due to related parties	$ 1,265	$ 948
Due from related parties	20,920	59,983
Represents information about Farm Net Limited.
Due from related parties	4,100	0
Xinyang Wang
Due from related parties	0	59,983
Represents information pertaining to Zhejiang Tantech Bamboo Technology Co., Ltd.
Due to related parties	1,087	948
Represents information pertaining to Zhejiang Yili Yuncang Holding Group Co., Ltd
Due from related parties	13,350	0
Represents information pertaining to Epakia Canada Inc
Due from related parties	2,996	0
Represents information pertaining to Dehong Zhang
Due from related parties	146	0
Represents information pertaining to Shanghai Zhongjian Yiting Medical Health Technology Partnership
Due from related parties	328	0
Represents information pertaining to Forasen Holdings Group Co.Ltd
Due to related parties	$ 178	$ 0